UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     February 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $212,414 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102      772     8800 SH       SOLE                     8800        0        0
ALTRIA GROUP INC               COM              02209S103     8435   284500 SH       SOLE                   284500        0        0
AMAZON COM INC                 COM              023135106     4847    28000 SH       SOLE                    28000        0        0
APPLE INC                      COM              037833100     5826    14385 SH       SOLE                    14385        0        0
CATERPILLAR INC DEL            COM              149123101     3624    40000 SH       SOLE                    40000        0        0
CELGENE CORP                   COM              151020104     4529    67000 SH       SOLE                    67000        0        0
CHEVRON CORP NEW               COM              166764100     6129    57600 SH       SOLE                    57600        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     5144    15232 SH       SOLE                    15232        0        0
CHURCH & DWIGHT INC            COM              171340102      595    13000 SH       SOLE                    13000        0        0
COCA COLA CO                   COM              191216100     8228   117600 SH       SOLE                   117600        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     5156   200000 SH       SOLE                   200000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     4624    55500 SH       SOLE                    55500        0        0
DISH NETWORK CORP              CL A             25470M109     2848   100000 SH       SOLE                   100000        0        0
E M C CORP MASS                COM              268648102     3016   140000 SH       SOLE                   140000        0        0
ECOLAB INC                     COM              278865100      549     9500 SH       SOLE                     9500        0        0
EMERSON ELEC CO                COM              291011104     2516    54000 SH       SOLE                    54000        0        0
EXELON CORP                    COM              30161N101     3339    77000 SH       SOLE                    77000        0        0
EXXON MOBIL CORP               COM              30231G102     6611    78000 SH       SOLE                    78000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4928   108000 SH       SOLE                   108000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      660    15500 SH       SOLE                    15500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5884    32000 SH       SOLE                    32000        0        0
JOHNSON & JOHNSON              COM              478160104     6296    96000 SH       SOLE                    96000        0        0
KELLOGG CO                     COM              487836108     5411   107000 SH       SOLE                   107000        0        0
LILLY ELI & CO                 COM              532457108      382     9200 SH  CALL SOLE                     9200        0        0
LOCKHEED MARTIN CORP           COM              539830109     6027    74500 SH       SOLE                    74500        0        0
LOWES COS INC                  COM              548661107     2690   106000 SH       SOLE                   106000        0        0
MASTERCARD INC                 CL A             57636Q104     8265    22168 SH       SOLE                    22168        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      412     6000 SH       SOLE                     6000        0        0
MICROSOFT CORP                 COM              594918104     5607   216000 SH       SOLE                   216000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3264    48000 SH       SOLE                    48000        0        0
NIKE INC                       CL B             654106103     4247    44070 SH       SOLE                    44070        0        0
NOVO-NORDISK A S               ADR              670100205     4956    43000 SH       SOLE                    43000        0        0
PANERA BREAD CO                CL A             69840W108      580     4100 SH       SOLE                     4100        0        0
PFIZER INC                     COM              717081103     8937   413000 SH       SOLE                   413000        0        0
PHILIP MORRIS INTL INC         COM              718172109     8776   111820 SH       SOLE                   111820        0        0
PRAXAIR INC                    COM              74005P104     6147    57500 SH       SOLE                    57500        0        0
QUALCOMM INC                   COM              747525103     6072   111000 SH       SOLE                   111000        0        0
RANGE RES CORP                 COM              75281A109      390     6300 SH       SOLE                     6300        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206     5701    78000 SH       SOLE                    78000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      703     5600 SH  PUT  SOLE                     5600        0        0
STANLEY BLACK & DECKER INC     COM              854502101      676    10000 SH       SOLE                    10000        0        0
STARBUCKS CORP                 COM              855244109     5797   126000 SH       SOLE                   126000        0        0
TIM HORTONS INC                COM              88706M103      765    15800 SH       SOLE                    15800        0        0
UNDER ARMOUR INC               CL A             904311107      531     7400 SH       SOLE                     7400        0        0
UNION PAC CORP                 COM              907818108     6039    57000 SH       SOLE                    57000        0        0
VISA INC                       COM CL A         92826C839     7380    72687 SH       SOLE                    72687        0        0
WAL MART STORES INC            COM              931142103     8546   143000 SH       SOLE                   143000        0        0
WELLS FARGO & CO NEW           COM              949746101     4272   155000 SH       SOLE                   155000        0        0
WELLS FARGO & CO NEW           COM              949746101      604    21900 SH  CALL SOLE                    21900        0        0
WHOLE FOODS MKT INC            COM              966837106      668     9600 SH       SOLE                     9600        0        0
YUM BRANDS INC                 COM              988498101     4013    68000 SH       SOLE                    68000        0        0